Loans and advances to clients (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Sector by Maturity
Commercial, and industrial	R$ 140,619,110	R$ 140,992,900
Real estate-construction	34,808,681	36,650,011
Installment loans to individuals	110,512,978	88,701,763
Lease financing	1,888,444	2,092,882
Loans and advances to customers, gross	R$ 287,829,213	R$ 268,437,556
% of total
Debt Sector by Maturity
Commercial and industrial	48.85%	52.52%
Real estate	12.09%	13.65%
Installment loans to individuals	38.40%	33.05%
Lease financing	0.66%	0.78%
Loans and advances to customers, gross	100.00%	100.00%
Less than 1 year
Debt Sector by Maturity
Commercial, and industrial	R$ 103,377,571	R$ 99,657,024
Real estate-construction	7,791,753	8,648,702
Installment loans to individuals	62,078,225	52,205,927
Lease financing	1,000,418	1,152,579
Loans and advances to customers, gross	R$ 174,247,967	R$ 161,664,232
Less than 1 year | % of total
Debt Sector by Maturity
Commercial and industrial	59.33%	61.65%
Real estate	4.47%	5.35%
Installment loans to individuals	35.63%	32.29%
Lease financing	0.57%	0.71%
Loans and advances to customers, gross	100.00%	100.00%
Between 1 and 5 years
Debt Sector by Maturity
Commercial, and industrial	R$ 31,262,492	R$ 35,789,118
Real estate-construction	10,970,004	11,761,420
Installment loans to individuals	39,393,699	30,867,880
Lease financing	886,833	937,951
Loans and advances to customers, gross	R$ 82,513,028	R$ 79,356,369
Between 1 and 5 years | % of total
Debt Sector by Maturity
Commercial and industrial	37.89%	45.10%
Real estate	13.29%	14.82%
Installment loans to individuals	47.74%	38.90%
Lease financing	1.07%	1.18%
Loans and advances to customers, gross	100.00%	100.00%
More than 5 years
Debt Sector by Maturity
Commercial, and industrial	R$ 5,979,047	R$ 5,546,758
Real estate-construction	16,046,924	16,239,889
Installment loans to individuals	9,041,054	5,627,956
Lease financing	1,193	2,352
Loans and advances to customers, gross	R$ 31,068,218	R$ 27,416,955
More than 5 years | % of total
Debt Sector by Maturity
Commercial and industrial	19.25%	20.23%
Real estate	51.65%	59.23%
Installment loans to individuals	29.10%	20.53%
Lease financing	0.00%	0.01%
Loans and advances to customers, gross	100.00%	100.00%